World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2014

Dates Covered
Collections Period	04/01/14 - 04/30/14
Interest Accrual Period	04/15/14 - 05/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/14	390,591,712.19	27,322
Yield Supplement Overcollateralization Amount at 03/31/14	4,370,882.45	0
Receivables Balance at 03/31/14	394,962,594.64	27,322
Principal Payments	18,952,772.36	672
Defaulted Receivables	634,389.63	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/14	4,027,916.16	0
Pool Balance at 04/30/14	371,347,516.49	26,619

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	4,948,588.66	324
Past Due 61-90 days	1,198,881.04	76
Past Due 91 + days	243,482.89	20
Total	6,390,952.59	420

Total 31+ Delinquent as % Ending Pool Balance	1.72%

Recoveries	480,994.16

Aggregate Net Losses/(Gains) - April 2014	153,395.47

Overcollateralization Target Amount	16,710,638.24
Actual Overcollateralization	16,710,638.24

Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	4.91%
Weighted Average Remaining Term	39.81

Flow of Funds	$ Amount

Collections	20,667,479.80
Advances	210.45
Investment Earnings on Cash Accounts	363.93
Servicing Fee	(329,135.50)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,338,918.68

Distributions of Available Funds
(1) Class A Interest	211,182.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,667,568.65
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,710,638.24
(7) Distribution to Certificateholders	1,726,012.32
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,338,918.68

Servicing Fee	329,135.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 04/15/14	373,015,085.14
Principal Paid	18,378,206.89
Note Balance @ 05/15/14	354,636,878.25

Class A-1
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-2
Note Balance @ 04/15/14	0.00
Principal Paid	0.00
Note Balance @ 05/15/14	0.00
Note Factor @ 05/15/14	0.0000000%

Class A-3
Note Balance @ 04/15/14	226,405,085.14
Principal Paid	18,378,206.89
Note Balance @ 05/15/14	208,026,878.25
Note Factor @ 05/15/14	80.9443106%

Class A-4
Note Balance @ 04/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	127,670,000.00
Note Factor @ 05/15/14	100.0000000%

Class B
Note Balance @ 04/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 05/15/14	18,940,000.00
Note Factor @ 05/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	234,699.47
Total Principal Paid	18,378,206.89
Total Paid	18,612,906.36

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	120,749.38
Principal Paid	18,378,206.89
Total Paid to A-3 Holders	18,498,956.27

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2597929
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.3431519
Total Distribution Amount	20.6029448

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4698419
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	71.5105326
Total A-3 Distribution Amount	71.9803745

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	90.74
Noteholders' Principal Distributable Amount	909.26

Account Balances	$ Amount

Advances
Balance as of 03/31/14	55,508.35
Balance as of 04/30/14	55,718.80
Change	210.45

Reserve Account
Balance as of 04/15/14	2,310,518.58
Investment Earnings	37.18
Investment Earnings Paid	(37.18)
Deposit/(Withdrawal)	-
Balance as of 05/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58